Condensed Consolidated Statements of Changes in Shareholders’ Equity ¥ in Thousands, $ in Thousands		Ordinary Shares CNY (¥) shares		Ordinary Shares USD ($) shares		Additional paid-in capital CNY (¥) [1]	Additional paid-in capital USD ($) [1]	Statutory Reserve CNY (¥)	Statutory Reserve USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Accumulated other comprehensive loss CNY (¥)	Accumulated other comprehensive loss USD ($)	Total Ucommune International Ltd. shareholders’ equity CNY (¥)	Total Ucommune International Ltd. shareholders’ equity USD ($)	Noncontrolling interests CNY (¥)	Noncontrolling interests USD ($)	CNY (¥)	USD ($)
Balance (in Dollars)			[1]			¥ 1,349,549		¥ 345		¥ (526,251)		¥ (206)		¥ 823,437		¥ 1,359		¥ 824,796
Balance (in Shares) | shares
Balance at Dec. 31, 2017			[1]			1,349,549		345		(526,251)		(206)		823,437		1,359		824,796
Balance (in Shares) at Dec. 31, 2017 | shares
Net loss			[1]							(429,592)				(429,592)		(15,563)		(445,155)
Foreign currency translation adjustment			[1]									(629)		(629)		(24)		(653)
Provision for statutory reserve			[1]					1,292		(1,292)
Business acquisitions			[1]													202,411		202,411
Capital contribution from shareholders			[1]			4,499								4,499				4,499
Capital contribution from noncontrolling shareholders			[1]													10,174		10,174
Balance at Dec. 31, 2018			[1]			1,354,048		1,637		(957,135)		(835)		397,715		198,357		596,072
Balance (in Shares) at Dec. 31, 2018 | shares
Balance (in Dollars)			[1]			1,354,048		1,637		(957,135)		(835)		397,715		198,357		596,072
Balance (in Shares) | shares
Issuance of ordinary shares		¥ 44	[1]			2,310,338								2,310,382				2,310,382
Issuance of ordinary shares (in Shares) | shares	[1]	62,811,334		62,811,334
Net loss			[1]							(791,150)				(791,150)		(15,523)		(806,673)
Foreign currency translation adjustment			[1]									(91)		(91)		22		(69)
Provision for statutory reserve			[1]					2,190		(2,190)
Business acquisitions			[1]			(17,078)								(17,078)		20,090		3,012
Acquisition of noncontrolling interests			[1]			(1,639)								(1,639)		(1,081)		(2,720)
Capital contribution from noncontrolling shareholders			[1]													4,110		4,110
Balance at Dec. 31, 2019		¥ 44	[1]			3,645,669		3,827		(1,750,475)		(926)		1,898,139		205,975		2,104,114
Balance (in Shares) at Dec. 31, 2019 | shares	[1]	62,811,334		62,811,334
Balance (in Dollars)		¥ 44	[1]			3,645,669		3,827		(1,750,475)		(926)		1,898,139		205,975		2,104,114
Balance (in Shares) | shares	[1]	62,811,334		62,811,334
Net loss			[1]							(186,255)				(186,255)		(3,225)		(189,480)
Foreign currency translation adjustment			[1]									1,041		1,041		11		1,052
Capital contribution from shareholders			[1]			9								9				9
Disposal of subsidiary			[1]													(2,887)		(2,887)
Balance at Jun. 30, 2020		¥ 44	[1]			3,645,678		3,827		(1,936,730)		115		1,712,934		199,874		1,912,808
Balance (in Shares) at Jun. 30, 2020 | shares	[1]	62,811,334		62,811,334
Balance at Dec. 31, 2019		¥ 44	[1]			3,645,669		3,827		(1,750,475)		(926)		1,898,139		205,975		2,104,114
Balance (in Shares) at Dec. 31, 2019 | shares	[1]	62,811,334		62,811,334
Net loss			[1]							(488,492)				(488,492)		(19,452)		(507,944)	$ (77,846)
Foreign currency translation adjustment			[1]									5,668		5,668		100		5,768
Provision for statutory reserve			[1]					1,238		(1,238)
Reverse recapitalization		¥ 7	[1]			33,888								33,895				33,895
Reverse recapitalization (in Shares) | shares	[1]	11,109,947		11,109,947
Equity financing through PIPE		¥ 4	[1]			350,646								350,650				350,650
Equity financing through PIPE (in Shares) | shares	[1]	6,030,670		6,030,670
Conversion of rights to ordinary shares			[1]
Conversion of rights to ordinary shares (in Shares) | shares	[1]	499,892		499,892
Stock-based compensation			[1]			200,453								200,453				200,453
Disposal of subsidiary			[1]													(1,320)		(1,320)
Balance at Dec. 31, 2020		¥ 55	[1]	$ 8	[1]	4,230,656	$ 648,376	5,065	$ 776	(2,240,205)	$ (343,326)	4,742	$ 727	2,000,313	$ 306,561	185,303	$ 28,399	2,185,616	334,960
Balance (in Shares) at Dec. 31, 2020 | shares	[1]	80,451,843		80,451,843
Balance (in Dollars)		¥ 44	[1]			3,645,678		3,827		(1,936,730)		115		1,712,934		199,874		1,912,808
Balance (in Shares) | shares	[1]	62,811,334		62,811,334
Balance (in Dollars)		¥ 55	[1]	$ 8	[1]	4,230,656	648,376	5,065	776	(2,240,205)	(343,326)	4,742	727	2,000,313	306,561	185,303	28,399	2,185,616	334,960
Balance (in Shares) | shares	[1]	80,451,843		80,451,843
Net loss			[1]							(298,122)				(298,122)		14,385		(283,737)	(43,944)
Foreign currency translation adjustment			[1]									(2,033)		(2,033)				(2,033)
Equity financing through underwritten public offering		¥ 4	[1]			93,311								93,315				93,315
Equity financing through underwritten public offering (in Shares) | shares	[1]	4,938,271		4,938,271
Issuance of Earn-out shares		¥ 1	[1]			(1)
Issuance of Earn-out shares (in Shares) | shares	[1]	2,000,000		2,000,000
Stock-based compensation			[1]			183,659								183,659				183,659
Disposal of subsidiary			[1]													(1,790)		(1,790)
Capital contribution from noncontrolling shareholders			[1]													24		24
Capital injection and acquisition of noncontrolling interests			[1]			6,521								6,521		(6,971)		(450)
Balance at Jun. 30, 2021		¥ 60	[1]	$ 9	[1]	4,514,146	699,152	5,065	784	(2,538,327)	(393,137)	2,709	420	1,983,653	307,228	190,951	29,575	2,174,604	336,803
Balance (in Shares) at Jun. 30, 2021 | shares	[1]	85,390,114		85,390,114
Balance (in Dollars)		¥ 60	[1]	$ 9	[1]	¥ 4,514,146	$ 699,152	¥ 5,065	$ 784	¥ (2,538,327)	$ (393,137)	¥ 2,709	$ 420	¥ 1,983,653	$ 307,228	¥ 190,951	$ 29,575	¥ 2,174,604	$ 336,803
Balance (in Shares) | shares	[1]	85,390,114		85,390,114

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1(a).